Accounting Policies (Noncontrolling Interests) (Details) $ in Millions	Sep. 30, 2015 property joint_venture	Dec. 31, 2014 property skilled_nursing_facility joint_venture	Sep. 30, 2014 joint_venture	Dec. 31, 2013 USD ($) skilled_nursing_facility
Redeemable OP Unitholder Interests
Number of joint ventures | joint_venture	2	2	2
Number of Skilled Nursing Facilities (SNFs) | property	362	325
Skilled Nursing Facilities | Consolidated Properties
Redeemable OP Unitholder Interests
Number of Skilled Nursing Facilities (SNFs) | skilled_nursing_facility		6		5
Noncontrolling interest in joint venture | $				$ 2.9
Joint Venture, One
Redeemable OP Unitholder Interests
Percentage of noncontrolling interest ownership of joint venture	6.82%	6.82%	6.82%
Joint Venture, Two
Redeemable OP Unitholder Interests
Percentage of noncontrolling interest ownership of joint venture	49.00%	49.00%	49.00%